Convertible Promissory Note	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Convertible Promissory Note

NOTE 4 – CONVERTIBLE PROMISSORY NOTE

On May 23, 2016, the Company entered into a $40,000 convertible promissory note (the “Convertible Note”) with Crown Bridge Partners, LLC (the “Lender”). The unpaid principal and interest is payable no later than May 22, 2017 and bears interest computed at a rate of interest which is equal to 8.0% per annum. Any amount of principal or interest on this Convertible Note, which is not paid by the maturity date, shall bear interest at the rate of 22% per annum from the due date until paid. The Company may prepay any amount outstanding under the Convertible Note by making a payment to the Lender of an amount in cash equal as follow:

Time Frame after Convertible Note Date	Prepayment Penalty Amount
Initial 30 day period	115% multiplied the amount of prepayment
31st to 60th day	120% multiplied the amount of prepayment
61st to 90th day	125% multiplied the amount of prepayment
91st to 120th day	130% multiplied the amount of prepayment
120th to 150th day	135% multiplied the amount of prepayment
151st to l80th day	140% multiplied the amount of prepayment

The prepayment is subject to the Lender’s prior written acceptance in the Lender’s sole discretion. The Company may not prepay any amount outstanding under the Convertible Note after the 180th day after the issuance of the Convertible Note.

The Lender is entitled, at their option, at any time after the issuance of the Convertible Note, to convert all or any lesser portion of the outstanding principal amount and accrued but unpaid interest into the Company’s common stock. The Conversion Price is the Variable Conversion Price (“VCP”) as defined in the Convertible Note and subject, in each case, to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events. VCP means 58% multiplied by the “Market Price”, which is calculated as the lowest trading price, as defined, for the Company’s common stock during the twenty trading day period ending on the last complete trading day prior to the conversion date. If at any time while the Convertible Note is outstanding, the lowest trading prices for the Company’s common stock is equal to or lower than $0.10, then an additional discount of five percent (5%) will be factored into the VCP until the Convertible Note is no longer outstanding (resulting in a discount rate of 47% assuming no other adjustments are triggered hereunder). In the event that shares of the Company’s common stock are not deliverable via DWAC following the conversion of any amount thereunder, an additional five percent (5%) discount shall be factored into the VCP until the Convertible Note is no longer outstanding (resulting in a discount rate of 47% assuming no other adjustments are triggered hereunder).

In connection with the issuance of the Convertible Note above, the Company determined that the terms of the Convertible Note include a down-round provision under which the conversion price and exercise price could be affected by future equity offerings undertaken by the Company or contain terms that are not fixed monetary amounts at inception.

Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”, the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Black- Scholes Option Pricing Model. On the initial measurement date, the fair values of the embedded conversion option derivative of $76,012 was recorded as a derivative liability and was allocated as a debt discount up to the net proceeds of the Convertible Note of $36,000 with the remainder of $40,012 charged to current period operations as initial derivative expense. At June 30, 2016, the Company valued the embedded conversion option derivative liabilities resulting in a loss from change in fair value of derivative liabilities of $104,494 for the three and six months ended June 30, 2016 which is recorded as a component of other income/(expense) in the accompanying statements of operations.

During the six months ended June 30, 2016, the fair value of the derivative liabilities was estimated using the Black-Scholes option-pricing model with the following assumptions:

Dividend rate	0
Term (in years)	0.92 to 1.0 years
Volatility	366.97%
Risk-free interest rate	0.45% to 0.69%

For the three and six months ended June 30, 2016, amortization of debt discounts related to these convertible note amounted to $4,167 and $4,167, respectively, which has been included in interest expense on the accompanying statements of operations.

At June 30, 2016 and December 31, 2015, the Convertible Note consisted of the following:

	June 30, 2016	December 31, 2015
Principal amount	$40,000	$-
Less: unamortized debt discount	(35,833)	-
Convertible note payable, net	$4,167	$-

At June 30, 2016, the Company had $40,000, respectively, in borrowings outstanding under the Convertible Note. The weighted average interest rate during the six months ended June 30, 2016 was approximately 8.0%.